Exhibit 99.4

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Invitation Homes Inc.

1717 Main Street

Suite 2000

Dallas, TX 75201

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Invitation Homes Inc. (the “Company” or the “Responsible Party”) and Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc., Goldman Sachs & Co. LLC, J.P. Morgan Securities LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley & Co. LLC and Wells Fargo Securities, LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures (the “Procedures”) relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included in the Final Data Tape (as defined below) with respect to the Invitation Homes 2018-SFR1 securitization (the “Transaction”). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1, the Specified Parties agreed on a sample size of 1,169 Properties, which was selected using a simple random sample from the pool of assets identified by the Company as being Properties that will collateralize the Transaction.

In connection with the Transaction, for the procedures outlined in Exhibit 2, the Specified Parties have requested that the procedures be performed on the entire pool of assets identified by the Company as being Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting standards, criteria or other requirements;

•	The value of such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 600 13th Street NW, Suite 1000, Washington DC 20005-3005

T: (202) 414 1000,  F: (202) 414 1301, www.pwc.com/us

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the securitization offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the securitization offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;

(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and

(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “Property Cut-Off Date” refers to November 30, 2017.

•	The phrase “StructuredFN” refers to the website used to store the Source Documents used for the purposes of our procedures.

•	The phrase “MTM” refers to Properties that are leased on a month to month basis.

•	The phrase “Lease Review Date” refers to December 16, 2017.

•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
Acquisition Month	Lease Start Date
Acquisition Year	Lease Expiration Date
Acquisition Type	Monthly Rent
Purchase Price

•	The phrase “Sample Purchase Attributes” collectively refers to the Acquisition Month, Acquisition Year, Acquisition Type, and Purchase Price Sample Attributes.

•	The phrase “Sample Lease Attributes” collectively refers to the Lease Start Date, Lease Expiration Date, and Monthly Rent Sample Attributes.

The “Data Files” refer to the following files provided to us by the Company:

•	An electronic file entitled “IH 2018-1 Data Tape (cutoff 11.30.17).xlsx”, containing selected attributes for the pool of assets identified by the Company as being Properties that will collateralize the Transaction (the “Initial Data Tape”);

•	An electronic file entitled “IH 2018-1 Data Tape (cutoff 11.30.17) v5.xlsx”, containing selected attributes for the pool of assets identified by the Company as being Properties that will collateralize the Transaction (the “Final Data Tape”);

•	An electronic file provided by the Company, entitled “IH 2018-1 Data Tape (Cutoff 11-30-17) PWC Tie-Out Sample MTM Validation.docx”, containing screenshots from the Company’s property management system evidencing the transaction history of each Property in the Month to Month Sample (as defined below) for the month of November 2017 (the “MTM Support File”);

•	Certain lease and purchase documentation relating to the Properties that were made available on StructuredFN or via email, as applicable (the “Source Documents”); and

•	Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

•	An electronic file entitled “InvitationHomes_2018-1_120717_TieOut_12.22.xlsx” (the “BPO File”);

•	Two worksheets embedded in the Final Data Tape entitled “CAH 2014-1” and “CAH 2014-2” (together, the “Cost Basis File”);

•	A worksheet embedded in the Final Data Tape entitled “Vacant Backup” (the “Vacant Previous Rent Schedule”);

•	A worksheet embedded in the Final Data Tape entitled “Underwriting Model S11” (the “Underwriting Model”); and

•	A worksheet embedded in the Final Data Tape entitled “P&L” (the “P&L File”).

Additionally, as instructed by the Company, the following files were used for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2:

•	The 3rd quarter 2017 CBSA-to-Zip mapping file, available on the U.S. Department of Housing and Urban Development website (the “Crosswalk File”); and

•	OMB Bulletin No. 15-01 published by the Office of Budget and Management (the “MSA Mapping File”).

Procedures Performed

1.	Using the Initial Data Tape, we randomly selected 1,169 Properties (the “Sample Properties”) from the 4,493 Properties represented on the Initial Data Tape for review. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes as of the Property Cut-Off Date, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Initial Data Tape for the Sample Properties to the Source Documents and noted the following differences (the “Purchase and Lease Discrepancies”):

#	Sample Attribute	Initial Data Tape Value	Source Document Value
156	Lease Expiration Date	May 21, 2018	June 21, 2018
1729	Lease Expiration Date	August 09, 2018	April 09, 2018

2.	On the Final Data Tape, we identified 79 Properties where the MTM data attribute was equal to “1” (indicating a Property that was occupied on a month-to-month basis as of the Property Cut-Off Date). Of these 79 Properties, 24 of the Properties (the “Month to Month Sample Properties”) were part of the Sample Properties included in the Final Data Tape provided by the Company. Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted without exception that the Month to Month Sample Properties:

a)	Has an Occupancy Status of “Occupied” within the Final Data Tape;

b)	Has a Lease Expiration Date prior to the Property Cut-Off Date; and

c)	As indicated in the MTM Support File, the tenant had been charged and paid rent for the month of November 2017, or if rent was unpaid, a value is shown in the Total Delinquency Balance data attribute of the Final Data Tape.

3.	For each of the remaining 1,122 Sample Properties included in the remaining 4,300 Properties in the Final Data Tape provided by the Company, we performed the following procedures:

a)	For each Sample Attribute relating to the Purchase and Lease Discrepancies, we compared the “Source Document Value” shown in the table in procedure 1 to the corresponding Sample Attribute value in the Final Data Tape and noted no differences.

b)	For each Sample Attribute that did not have a Purchase and Lease Discrepancy, we compared the Initial Data Tape to the Final Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

4.	Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented in the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2. The Company provided the Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

We compared and agreed the information and noted no exceptions.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion on the Final Data Tape. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; or

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to

Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

/s/ PricewaterhouseCoopers LLP

January 18, 2018

Exhibit 1

Sample Attribute: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Start Date procedure, for Properties where the MTM data attribute equals “0” (indicating a Property that was not occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date. If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the Lease Review Date.

For Properties where the MTM data attribute equals “1” (indicating a Property that was occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy Status data attribute equals “Occupied”, we compared the Lease Start Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Lease Expiration Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Expiration Date procedure, for Properties where the MTM data attribute equals “0” (indicating a Property that was not occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date. If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the Lease Review Date.

For Properties where the MTM data attribute equals “1” (indicating a Property that was occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy Status data attribute equals “Occupied”, we compared the Lease Expiration Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Monthly Rent

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the Monthly Rent procedure, for Properties where the MTM data attribute equals “0” (indicating a Property that was not occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date. If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the Lease Review Date.

For Properties where the MTM data attribute equals “1” (indicating a Property that was occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy Status data attribute equals “Occupied,” compare the Monthly Rent Sample Lease Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: N/A

Comparison Instructions:

1)	If multiple properties are listed in the purchase agreement or bid receipt, as applicable, compare the Acquisition Type data attribute to “Mini Bulk”.

2)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compare the Acquisition Type data attribute to “Trustee”.

3)	If a purchase agreement or online marketplace receipt is available for the applicable property and only one property is listed in that purchase agreement, compare the Acquisition Type data attribute to “Single Asset”.

Sample Attribute: Acquisition Month

Tolerance Level: +/- 1 Month (considering the Acquisition Year data attribute)

Comparison Instructions:

1)	If a settlement statement is available, compare the Acquisition Month data attribute to information available in the settlement statement. If the Acquisition Month data attribute does not agree with the information available in the settlement statement, or if a settlement statement is not available, then

2)	If a recorded deed is available, compare the Acquisition Month data attribute to information available in the recorded deed. If the Acquisition Month data attribute does not agree with the information available in the recorded deed, or if a recorded deed is not available, then

3)	If a bid receipt is available, compare the Acquisition Month data attribute to information available in the bid receipt. If the Acquisition Month data attribute does not agree with the information available in the bid receipt, or if a bid receipt is not available, then

4)	If a purchase agreement is available, compare the Acquisition Month data attribute to information available in the purchase agreement.

Sample Attribute: Acquisition Year

Tolerance Level: N/A (refer to Acquisition Month tolerance)

Comparison Instructions:

1)	If a settlement statement is available, compare the Acquisition Year data attribute to information available in the settlement statement. If the Acquisition Year data attribute does not agree with the information available in the settlement statement, or if a settlement statement is not available, then

2)	If a recorded deed is available, compare the Acquisition Year data attribute to information available in the recorded deed. If the Acquisition Year data attribute does not agree with the information available in the recorded deed, or if a recorded deed is not available, then

3)	If a bid receipt is available, compare the Acquisition Year data attribute to information available in the bid receipt. If the Acquisition Year data attribute does not agree with the information available in the bid receipt, or if a bid receipt is not available, then

4)	If a purchase agreement is available, compare the Acquisition Year data attribute to information available in the purchase agreement.

Sample Attribute: Purchase Price

Tolerance Level: +/- $10

Comparison Instructions:

1)	If a settlement statement is available, compare the Purchase Price data attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compare the Purchase Price data attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compare the Purchase Price data attribute to information available in the purchase agreement.

4)	If multiple properties are listed on either, a) the settlement statement, b) the bid receipt, or c) the purchase agreement, and the relevant purchase price information is not disaggregated at the property level, then compare the Purchase Price data attribute to information available in the applicable bulk sale schedule provided by the Company.

Exhibit 2

Field Name	Procedure	Calculation	Source File(s)	Comments
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File
Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File
Address (Street)	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File
County	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File
Zip Code	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File
Metropolitan Statistical Area (MSA - OMB)	Recalculate and compare

Recalculation:

(1) Match zip code to CBSA code using the Crosswalk File.

(2) Match CBSA code to Metropolitan Statistical Area by reference to the “Metropolitan and Micropolitan Statistical Areas” section of the MSA Mapping File.

(3) For Properties where no corresponding Metropolitan Statistical Area was found by reference to the “List 1 - Metropolitan and Micropolitan Statistical Areas” table in the MSA Mapping File:

(a) checked that each CBSA code identified in the Crosswalk File but not found in the “List 1 - Metropolitan and Micropolitan Statistical Areas” table in the MSA Mapping File related to a Metropolital Division by reference to the “List 6 - Metropolitan Statistical Areas, Metropolitan Divisions, Micropolitan Statistical Areas, and Combined Statistical Areas by State” table in the MSA Mapping File; and

(b) Identified the Metropolitan Statistical Area each Metropolitan Division related to by reference to the “List 6 - Metropolitan Statistical Areas, Metropolitan Divisions, Micropolitan Statistical Areas, and Combined Statistical Areas by State” table in the MSA Mapping File, as listed below:

MSA Mapping File; Final Data Tape (Zip Code); Crosswalk File

Field Name	Procedure	Calculation	Source File(s)	Comments
CBSA Metropolitan Statistical Area
31084 Los Angeles-Long Beach-Anaheim, CA
11244 Los Angeles-Long Beach-Anaheim, CA
20994 Chicago-Naperville-Elgin, IL-IN-WI
16974 Chicago-Naperville-Elgin, IL-IN-WI
29404 Chicago-Naperville-Elgin, IL-IN-WI
33124 Miami-Fort Lauderdale-West Palm Beach, FL
22744 Miami-Fort Lauderdale-West Palm Beach, FL
48424 Miami-Fort Lauderdale-West Palm Beach, FL
36084 San Francisco-Oakland-Hayward, CA
41884 San Francisco-Oakland-Hayward, CA
42034 San Francisco-Oakland-Hayward, CA
45104 Seattle-Tacoma-Bellevue, WA
42644 Seattle-Tacoma-Bellevue, WA

Pool?	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File

Purchase Price	Final Data Tape to Supplemental Data File electronic comparison	n/a	Cost Basis File

Closing and Related Acquisition Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Cost Basis File

Other Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Cost Basis File

Total Cost Basis (Pre-Rehab)	Recalculate and compare	Recalculation: Purchase Price + Closing and Related Acquisition Costs + Other Costs	Final Data Tape (Purchase Price, Closing and Related Acquisition Costs, Other Costs)

Actual Rehab Spend	Final Data Tape to Supplemental Data File electronic comparison	n/a	Cost Basis File

Actual Additional Capex Spend (Post Initial Rehab)	Final Data Tape to Supplemental Data File electronic comparison	n/a	Cost Basis File

Total Investment Basis	Recalculate and compare	Recalculation: Actual Additional Capex spend (Post Initial Rehab) + Actual Rehab Spend + Total Cost Basis (Pre-Rehab)	Final Data Tape (Actual Additional Capex spend (Post Initial Rehab), Actual Rehab Spend, Total Cost Basis (Pre-Rehab)

BPO Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File

BPO Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File

Field Name	Procedure	Calculation	Source File(s)	Comments

Occupancy Status	Recalculate and compare	Recalculation: If both Lease Start Date and Lease Expiration Date are blank, then Vacant; otherwise, Occupied	Final Data Tape (Lease Start Date and Lease Expiration Date)

Original Length of Lease	Recalculate and compare	Recalculation: (Lease Expiration Date - Lease Start Date) / 30	Final Data Tape (Lease Start Date and Lease Expiration Date)	For the avoidance of doubt, the result of this recalculation has been rounded to the nearest whole number.

MTM	Recalculate and compare	Recalculation: If Lease Expiration Date is prior to the Property Cut-Off Date, then Yes; otherwise, No	Final Data Tape (Lease Expiration Date)	For the avoidance of doubt, Vacant properties are shown as blank.

Vacant – Previous rent	Final Data Tape to Supplemental Data File electronic comparison	n/a	Vacant Previous Rent Schedule

ALA @ 70% LTV	Recalculate and compare	Recalculation: BPO Value * 70%	Final Data Tape (BPO Value)

Gross Potential Rent (Annual)	Recalculate and compare	Recalculation: (Monthly Rent + Vacant – Previous rent) * 12	Final Data Tape (Monthly Rent and Vacant – Previous rent)	For the avoidance of doubt, Monthly Rent is blank for vacant Properties.

Vacancy	Recalculate and compare	Recalculation: Gross Potential Rent (Annual) * Economic Vacancy Assumption (%)	Final Data Tape (Gross Potential Rent (Annual)); Underwriting Model (Economic Vacancy Assumption (%))

Other Income	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting Model (Other Income)

Total Revenue	Recalculate and compare	Recalculation: Gross Potential Rent (Annual) + Vacancy + Other Income	Final Data Tape (Gross Potential Rent (Annual), Vacancy, Other Income)	For the avoidance of doubt, Vacancy is shown as a negative value in the Final Data Tape.

HOA Expense	Final Data Tape to Supplemental Data File electronic comparison	n/a	P&L File

Insurance Expense	Final Data Tape to Supplemental Data File electronic comparison	n/a	P&L File

Property Taxes	Final Data Tape to Supplemental Data File electronic comparison	n/a	P&L File

Repairs & Maintenance	Recalculate and compare	Recalculation: Total SF * Annual Maintenance	Final Data Tape (Total SF); Underwriting Model (Annual Maintenance)

Turnover Expense	Recalculate and compare	Recalculation: (1 - Renewal Rate) * Maintenance Turnover * Total SF	Underwriting Model (Renewal Rate and Annual Maintenance); Final Data Tape (Total SF)

Field Name	Procedure	Calculation	Source File(s)	Comments

Leasing & Marketing Expense	Recalculate and compare	Recalculation: (((Gross Potential Rent (Annual) / 12) * 65%) * (1 - Renewal Rate)) + (((Gross Potential Rent (Annual) / 12) * 5%) * Renewal Rate)	Final Data Tape (Gross Potential Rent (Annual)); Underwriting Model (Renewal Rate)

G&A Expense	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting Model (Property Level G&A)

Property Management	Recalculate and compare	Recalculation: (Gross Potential Rent (Annual) + Vacancy) * Property Management Expense	Final Data Tape (Gross Potential Rent (Annual), Vacancy); Underwriting Model (Property Management Expense)	For the avoidance of doubt, Vacancy is shown as a negative value in the Final Data Tape.

Total OpEx	Recalculate and compare	Recalculation: HOA Expense + Insurance Expense + Property Taxes + Repairs & Maintenance + Turnover Expense + Leasing & Marketing Expense + G&A Expense + Property Management	Final Data Tape (HOA Expense, Insurance Expense, Property Taxes, Repairs & Maintenance, Turnover Expense, Leasing & Marketing Expense, G&A Expense, Property Management)

NOI	Recalculate and compare	Recalculation: Total Revenue - Total OpEx	Final Data Tape (Total Revenue, Total OpEx)

Capex Reserve	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting Model (Cap Ex Reserve)

NOI after CapEx	Recalculate and compare	Recalculation: NOI - Capex Reserve	Final Data Tape (NOI, Capex Reserve)